Debt including Capital Lease Obligations - Credit Facility (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2013 ABL Facility	Feb. 28, 2013 Credit Facility Term Loan	Dec. 31, 2012 Credit Facility Term Loan	Feb. 28, 2013 Credit Facility Term Loan Through June 30, 2013	Feb. 05, 2013 Credit Facility Term Loan Beginning September 30, 2013 through March 31, 2016	Feb. 28, 2013 Credit Facility Revolver	Dec. 31, 2012 Credit Facility Revolver	Dec. 31, 2012 Letters of Credit	Feb. 28, 2013 Senior notes 7.5% Senior Notes due 2014	Dec. 31, 2012 Senior notes 7.5% Senior Notes due 2014
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms, Depository Clause, Availability Threshold	12.50%
Maximum borrowing capacity	$ 150,000,000	$ 330,000,000				$ 150,000,000
Stated interest rate on debt instrument									7.50%	7.50%
Interest rate			5.00%
Quarterly principal payment				4,000,000	8,000,000
Amount outstanding							40,000,000	22,000,000
Remaining available balance							$ 88,000,000